Note Receivables, Net (Details) - USD ($)	1 Months Ended	12 Months Ended
	Nov. 30, 2024	Sep. 30, 2024	Sep. 30, 2023	Aug. 31, 2023	Jul. 31, 2023	Jul. 12, 2023
Note Receivables, Net [Line Items]
Interest expense			$ 950,000
Principal amount						$ 1,060,000.00
Amount transferred to borrower				$ 680,000	$ 380,000
Allowance for credit losses		$ 200,096	$ 48,072
Increase internal credit rating		$ 152,024
Note Receivable [Member]
Note Receivables, Net [Line Items]
Annual interest rate			6.50%
Extension Agreement Notes Payable [Member]
Note Receivables, Net [Line Items]
Extended maturity date of note receivable	May 20, 2025